Tanbreez Acquisition (Tables)	12 Months Ended
Jun. 30, 2026
Tanbreez Acquisition [Abstract]
Schedule of Tanbreez Acquisition
29 April 2026 $
Fair value of equity instruments issued by CRML
CRML share consideration price at 29 April 2026	$11.38
Total number of shares issued to acquire the 50.5% controlling interest in Tanbreez	14,500,000
Total purchase price as at the acquisition date	165,010,000

CRML’s acquisition of 92.5% of Tanbreez
Carrying value of existing 42% interest in shares (transferred from joint ventures)	111,497,029
Additional 50.5% interest acquired on 29 April 2026	165,010,000
276,507,029
Non-controlling interest initially recognized	24,506,436
301,013,465

Net assets recognized on acquisition of Tanbreez
Cash and cash equivalent	1,762,010
Exploration and evaluations	307,495,098
Property and plant and equipment	8,139,758
Trade and other payables	(152,116)
Funding from related party – CRML	(15,407,018)
Funding from related party – European Lithium Ltd	(824,267)
Net assets recognised on acquisition	301,013,465